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                  [Letterhead of Willkie Farr & Gallagher LLP]
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March 2, 2005


VIA EDGAR
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Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Re:      Gabelli International Growth Fund, Inc.
         Securities Act File No. 33-79994
         Investment Company Act File No. 811-08560
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Ladies and Gentlemen:

On behalf of Gabelli International Growth Fund, Inc. (the "Fund"), and pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the "1933 Act"), I hereby transmit for filing with the Securities and Exchange Commission (the "SEC") Post-Effective Amendment No. 14 to the Fund's Registration Statement under the 1933 Act and Amendment No. 16 to the Trust's Registration Statement under the Investment Company Act of 1940 (the "1940 Act") (the "Amendment").

The primary purposes of the Amendment are to register a new class of shares for the Fund, Class I Shares, and to incorporate into the annual update of the prospectus and statement of additional information ("SAI") for the Fund, new disclosure regarding fair valuation, frequent trading (including imposition of the Fund's redemption fee) and disclosure of portfolio holdings. The Class I shares have no sales charge or Rule 12b-1 fee. They may be purchased by institutions that make an initial investment of at least $500,000 if the investor purchases the shares directly through the Fund's distributor or brokers that have entered into selling agreements with the Fund distributor specifically with respect to the Class I shares. The Amendment also contains certain non-material changes to the Fund's prospectus and SAI.

The Fund intends to file another post-effective amendment pursuant to Rule 485(b)(1)(i) that will include the Fund's financial statements for the fiscal year ended December 31, 2004 and thus bring the Fund's financial statements up to date under Section 10(a)(3) of the 1933 Act. That post-effective amendment will designate the same effective date as the Amendment.

Any questions or comments on the Amendment should be directed to the undersigned at (212) 728-8558.

Very truly yours,

/S/ DIANNE E. O'DONNELL
    Dianne E. O'Donnell

Enclosures

cc:      Daniel Schloendorn, Willkie Farr & Gallagher LLP
         Bruce Alpert, Gabelli Funds, LLC
         James McKee, Gabelli Funds, LLC